Quarterly Report
August 31, 2022
MFS®  Blended Research®
Growth Equity Fund
BRW-Q1

Portfolio of Investments
8/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 1.1%
General Dynamics Corp.	8,214	$1,880,431
Textron, Inc.	11,324	706,391
		$2,586,822
Apparel Manufacturers – 0.7%
NIKE, Inc., “B”	14,796	$1,575,034
Automotive – 2.7%
Tesla, Inc. (a)	22,254	$6,133,425
Biotechnology – 0.2%
Moderna, Inc. (a)	4,090	$540,984
Brokerage & Asset Managers – 1.0%
Raymond James Financial, Inc.	21,074	$2,199,493
Business Services – 3.8%
Accenture PLC, “A”	13,757	$3,968,344
Dropbox, Inc. (a)	108,188	2,314,142
GoDaddy, Inc. (a)	31,461	2,385,373
		$8,667,859
Cable TV – 0.2%
Charter Communications, Inc., “A” (a)	1,366	$563,653
Computer Software – 14.9%
Adobe Systems, Inc. (a)	3,534	$1,319,737
Atlassian Corp. PLC, “A” (a)	14,590	3,613,359
CrowdStrike Holdings, Inc. (a)	14,369	2,623,923
Microsoft Corp.	99,738	26,078,495
		$33,635,514
Computer Software - Systems – 13.6%
Apple, Inc.	170,457	$26,799,250
ServiceNow, Inc. (a)	7,272	3,160,557
Zebra Technologies Corp., “A” (a)	2,099	633,142
		$30,592,949
Construction – 0.4%
Armstrong World Industries, Inc.	3,499	$293,881
Masco Corp.	12,728	647,473
		$941,354
Consumer Products – 1.3%
Colgate-Palmolive Co.	36,421	$2,848,486
Consumer Services – 2.6%
Airbnb, Inc., “A” (a)	1,829	$206,897
Booking Holdings, Inc. (a)	1,677	3,145,733
Expedia Group, Inc. (a)	24,092	2,473,044
		$5,825,674

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 7.2%
Advanced Micro Devices (a)	36,384	$3,087,910
Applied Materials, Inc.	37,526	3,530,071
Lam Research Corp.	4,680	2,049,419
Micron Technology, Inc.	8,147	460,550
NVIDIA Corp.	15,330	2,313,910
NXP Semiconductors N.V.	14,280	2,350,202
Texas Instruments, Inc.	14,455	2,388,111
		$16,180,173
Entertainment – 0.4%
Live Nation Entertainment, Inc. (a)	9,441	$853,089
Food & Beverages – 1.7%
Darling Ingredients, Inc. (a)	1,858	$141,320
General Mills, Inc.	15,215	1,168,512
PepsiCo, Inc.	14,068	2,423,494
		$3,733,326
Food & Drug Stores – 1.2%
Albertsons Cos., Inc., “A”	88,013	$2,421,238
Wal-Mart Stores, Inc.	1,677	222,286
		$2,643,524
Gaming & Lodging – 0.4%
International Game Technology PLC	14,386	$258,085
Marriott International, Inc., “A”	4,770	733,340
		$991,425
General Merchandise – 0.5%
Costco Wholesale Corp.	2,114	$1,103,719
Health Maintenance Organizations – 2.4%
Cigna Corp.	8,593	$2,435,686
UnitedHealth Group, Inc.	5,653	2,935,772
		$5,371,458
Insurance – 1.6%
Ameriprise Financial, Inc.	3,484	$933,747
Equitable Holdings, Inc.	83,018	2,469,785
MetLife, Inc.	4,361	280,543
		$3,684,075
Internet – 8.8%
Alphabet, Inc., “A” (a)	74,029	$8,011,418
Alphabet, Inc., “C” (a)	68,863	7,516,396
Gartner, Inc. (a)	10,237	2,920,821
Meta Platforms, Inc., “A” (a)	7,831	1,275,905
		$19,724,540
Leisure & Toys – 1.7%
Brunswick Corp.	23,744	$1,773,914
Mattel, Inc. (a)	6,899	152,606
Polaris, Inc.	9,509	1,077,085
Roblox Corp., “A” (a)	19,245	752,672
		$3,756,277

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 0.9%
AGCO Corp.	10,388	$1,129,279
Ingersoll Rand, Inc.	19,364	917,273
		$2,046,552
Medical & Health Technology & Services – 2.4%
Charles River Laboratories International, Inc. (a)	3,175	$651,669
McKesson Corp.	10,680	3,919,560
Syneos Health, Inc. (a)	13,060	785,036
		$5,356,265
Medical Equipment – 2.1%
Abbott Laboratories	5,992	$615,079
Align Technology, Inc. (a)	5,216	1,271,139
Bruker BioSciences Corp.	2,271	127,176
Danaher Corp.	5,535	1,493,952
Envista Holdings Corp. (a)	9,148	339,299
Maravai Lifesciences Holdings, Inc., “A” (a)	39,749	829,562
		$4,676,207
Natural Gas - Pipeline – 1.9%
Cheniere Energy, Inc.	25,542	$4,091,318
Targa Resources Corp.	2,105	143,624
		$4,234,942
Network & Telecom – 0.2%
Fortinet, Inc. (a)	7,613	$370,677
Other Banks & Diversified Financials – 3.1%
Mastercard, Inc., “A”	3,821	$1,239,418
SLM Corp.	79,826	1,219,741
Visa, Inc., “A”	22,920	4,554,433
		$7,013,592
Pharmaceuticals – 3.4%
AbbVie, Inc.	4,088	$549,673
Eli Lilly & Co.	5,089	1,532,959
Merck & Co., Inc.	31,367	2,677,487
Vertex Pharmaceuticals, Inc. (a)	10,233	2,883,250
		$7,643,369
Railroad & Shipping – 1.4%
CSX Corp.	79,035	$2,501,458
Union Pacific Corp.	2,649	594,727
		$3,096,185
Real Estate – 1.7%
Extra Space Storage, Inc., REIT	18,892	$3,754,407
Restaurants – 0.2%
Texas Roadhouse, Inc.	5,031	$446,552
Specialty Chemicals – 1.0%
Chemours Co.	52,410	$1,767,789
Univar Solutions, Inc. (a)	23,161	584,121
		$2,351,910

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 9.3%
Amazon.com, Inc. (a)	93,619	$11,868,081
AutoZone, Inc. (a)	1,363	2,888,483
Home Depot, Inc.	16,483	4,754,027
Lululemon Athletica, Inc. (a)	2,306	691,708
O'Reilly Automotive, Inc. (a)	611	425,940
Ulta Beauty, Inc. (a)	804	337,575
		$20,965,814
Trucking – 2.0%
United Parcel Service, Inc., “B”	23,142	$4,501,350
Utilities - Electric Power – 1.0%
Vistra Corp.	93,246	$2,307,839
Total Common Stocks		$222,918,514
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 2.21% (v)	1,672,784	$1,672,784

Other Assets, Less Liabilities – 0.3%		651,975
Net Assets – 100.0%		$225,243,273
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,672,784 and $222,918,514, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$222,918,514	$—	$—	$222,918,514
Mutual Funds	1,672,784	—	—	1,672,784
Total	$224,591,298	$—	$—	$224,591,298
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,776,491	$12,498,486	$12,601,700	$(518)	$25	$1,672,784

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,729	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.